GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.7%
Aerospace & Defense – 1.3%
25,647 L3Harris Technologies, Inc. $ 4,893,704
Air Freight & Logistics – 1.1%
27,274 United Parcel Service, Inc., Class B 4,135,011
Banks – 6.8%
296,286 Bank of America Corp. 9,033,760
86,288 JPMorgan Chase & Co. 13,467,831
119,264 Truist Financial Corp. 3,833,145
26,334,736
Beverages – 2.6%
113,788 Coca-Cola Co. (The) 6,649,771
55,186 Coca-Cola Europacific Partners PLC
(United Kingdom) 3,346,479
9,996,250
Biotechnology – 2.0%
99,609 Gilead Sciences, Inc. 7,630,049
Capital Markets – 5.9%
67,378 Blackstone, Inc. 7,571,266
59,028 KKR & Co., Inc. 4,476,683
46,391 Morgan Stanley 3,680,662
82,466 Nasdaq, Inc. 4,604,901
22,546 Singapore Exchange Ltd. ADR
(Singapore) 2,394,160
22,727,672
Chemicals – 2.6%
23,881 Linde PLC 9,881,241
Commercial Services & Supplies – 2.1%
49,146 Republic Services, Inc. 7,953,789
Communications Equipment – 1.5%
116,843 Cisco Systems, Inc. 5,652,864
Construction & Engineering – 0.7%
83,655 Vinci SA ADR (France)
(a)
2,553,987
Consumer Finance – 1.4%
30,363 American Express Co. 5,185,090
Consumer Staples Distribution & Retail – 2.1%
53,055 Walmart, Inc. 8,260,133
Containers & Packaging – 0.9%
92,589 International Paper Co. 3,420,238
Diversified Telecommunication Services – 1.5%
358,489 AT&T, Inc. 5,940,163
Electric Utilities – 1.7%
53,505 NextEra Energy, Inc. 3,130,577
56,014 Xcel Energy, Inc. 3,407,892
6,538,469
Electrical Equipment – 1.8%
30,254 Eaton Corp. PLC 6,888,533
Financial Services – 1.1%
16,590 Visa, Inc., Class A 4,258,321
Food Products – 1.5%
41,309 General Mills, Inc. 2,629,731
92,463 Kraft Heinz Co. (The) 3,246,376
5,876,107
Shares Description Value
aa
Common Stocks – (continued)
Ground Transportation – 0.9%
16,341 Norfolk Southern Corp. $ 3,564,953
Health Care Equipment & Supplies – 2.4%
56,344 Abbott Laboratories 5,876,116
27,583 Zimmer Biomet Holdings, Inc. 3,208,178
9,084,294
Health Care Providers & Services – 2.5%
84,195 CVS Health Corp. 5,721,050
7,240 UnitedHealth Group, Inc. 4,003,503
9,724,553
Health Care REITs – 0.8%
178,268 Healthpeak Properties, Inc. REIT 3,087,602
Hotels, Restaurants & Leisure – 2.8%
24,102 McDonald's Corp. 6,792,908
32,011 Yum! Brands, Inc. 4,018,981
10,811,889
Household Products – 2.2%
54,540 Procter & Gamble Co. (The) 8,372,981
Industrial Conglomerates – 1.6%
31,778 Honeywell International, Inc. 6,225,946
Insurance – 4.2%
44,760 Allstate Corp. (The) 6,171,061
27,309 Marsh & McLennan Cos., Inc. 5,445,961
28,267 Progressive Corp. (The) 4,636,636
16,253,658
IT Services – 1.1%
12,817 Accenture PLC, Class A 4,269,855
Machinery – 3.5%
23,571 Caterpillar, Inc. 5,909,721
18,740 Illinois Tool Works, Inc. 4,539,016
34,697 Stanley Black & Decker, Inc. 3,153,957
13,602,694
Media – 2.1%
54,742 Comcast Corp., Class A 2,293,143
64,092 New York Times Co. (The), Class A 3,011,683
36,837 Omnicom Group, Inc. 2,970,167
8,274,993
Metals & Mining – 1.3%
74,488 Rio Tinto PLC ADR (Australia) 5,146,376
Multi-Utilities – 3.4%
54,029 Ameren Corp. 4,192,110
63,512 CMS Energy Corp. 3,604,941
43,101 Dominion Energy, Inc. 1,954,200
53,300 National Grid PLC ADR (United
Kingdom)
(a)
3,518,333
13,269,584
Oil, Gas & Consumable Fuels – 7.3%
64,861 ConocoPhillips 7,495,986
41,603 EOG Resources, Inc. 5,120,081
121,502 Exxon Mobil Corp. 12,483,116
44,649 Shell PLC ADR (Netherlands) 2,937,904
28,037,087

GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Personal Care Products – 0.9%
173,236 Kenvue, Inc. $ 3,540,944
Pharmaceuticals – 6.1%
121,144 AstraZeneca PLC ADR (United
Kingdom) 7,824,691
166,089 Bristol-Myers Squibb Co. 8,201,475
12,762 Eli Lilly & Co. 7,542,852
23,569,018
Residential REITs – 1.0%
23,360 AvalonBay Communities, Inc. REIT 4,039,878
Retail REITs – 0.8%
46,785 Regency Centers Corp. REIT 2,937,162
Semiconductors & Semiconductor Equipment – 2.8%
4,879 KLA Corp. 2,657,201
90,691 Marvell Technology, Inc. 5,054,210
20,658 Texas Instruments, Inc. 3,154,683
10,866,094
Software – 3.7%
6,440 Intuit, Inc. 3,680,203
11,565 Microsoft Corp. 4,382,094
53,338 Oracle Corp. 6,198,409
14,260,706
Specialized REITs – 2.4%
17,767 American Tower Corp. REIT 3,709,394
40,292 Digital Realty Trust, Inc. REIT 5,591,724
9,301,118
Specialty Retail – 2.0%
18,774 Lowe’s Cos., Inc. 3,732,834
31,849 Ross Stores, Inc. 4,152,473
7,885,307
Technology Hardware, Storage & Peripherals – 1.6%
83,527 Dell Technologies, Inc., Class C 6,337,193
Textiles, Apparel & Luxury Goods – 1.4%
50,198 NIKE, Inc., Class B 5,535,333
Trading Companies & Distributors – 1.5%
96,844 Fastenal Co. 5,807,735
Water Utilities – 0.8%
24,208 American Water Works Co., Inc. 3,191,583
TOTAL COMMON STOCKS
(Cost $315,964,647)
385,124,893
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
177,384 5.259% 177,384
(Cost $177,384)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $316,142,031)
385,302,277
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
194,775 5.259% $ 194,775
(Cost $194,775)
TOTAL INVESTMENTS – 99.8%
(Cost $316,336,806)
$ 385,497,052
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
932,521
NET ASSETS – 100.0%
$ 386,429,573
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND
Schedule of Investments
November 30,2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.8%
Aerospace & Defense – 2.6%
6,015 L3Harris Technologies, Inc. $ 1,147,722
Banks – 7.8%
60,121 Bank of America Corp. 1,833,089
12,902 M&T Bank Corp. 1,653,650
3,486,739
Biotechnology – 2.7%
16,051 Gilead Sciences, Inc. 1,229,507
Capital Markets – 5.1%
15,718 KKR & Co., Inc. 1,192,053
19,975 Nasdaq, Inc. 1,115,404
2,307,457
Chemicals – 3.1%
4,994 Sherwin-Williams Co. (The) 1,392,327
Commercial Services & Supplies – 2.7%
9,088 Waste Connections, Inc. 1,231,333
Construction Materials – 2.8%
2,745 Martin Marietta Materials, Inc. 1,275,300
Diversified Telecommunication Services – 3.1%
83,598 AT&T, Inc. 1,385,219
Health Care Equipment & Supplies – 6.3%
28,251 Boston Scientific Corp. * 1,578,948
10,545 Zimmer Biomet Holdings, Inc. 1,226,489
2,805,437
Health Care Providers & Services – 2.9%
19,024 CVS Health Corp. 1,292,681
Household Products – 4.3%
24,199 Colgate-Palmolive Co. 1,906,155
Industrial Conglomerates – 3.0%
11,196 General Electric Co. 1,363,673
Insurance – 5.4%
8,090 Allstate Corp. (The) 1,115,368
10,555 Globe Life, Inc. 1,299,637
2,415,005
Interactive Media & Services – 3.8%
12,907 Alphabet, Inc., Class A * 1,710,565
Life Sciences Tools & Services – 2.5%
4,981 Danaher Corp. 1,112,307
Machinery – 6.0%
6,172 Caterpillar, Inc. 1,547,444
12,316 Stanley Black & Decker, Inc. 1,119,524
2,666,968
Metals & Mining – 3.0%
35,920 Freeport-McMoRan, Inc. 1,340,534
Multi-Utilities – 4.8%
27,888 Ameren Corp. 2,163,830
Oil, Gas & Consumable Fuels – 5.6%
24,488 Exxon Mobil Corp. 2,515,897
Pharmaceuticals – 3.5%
31,658 Bristol-Myers Squibb Co. 1,563,272
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – 2.8%
7,258 AvalonBay Communities, Inc. REIT $ 1,255,199
Semiconductors & Semiconductor Equipment – 3.3%
26,932 Marvell Technology, Inc. 1,500,920
Software – 5.3%
9,449 Salesforce, Inc. * 2,380,203
Specialty Retail – 3.9%
13,393 Ross Stores, Inc. 1,746,179
Textiles, Apparel & Luxury Goods – 2.5%
10,177 NIKE, Inc., Class B 1,122,218
TOTAL COMMON STOCKS
(Cost $40,118,621)
44,316,647
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
384,311 5.259% 384,311
(Cost $384,311)
TOTAL INVESTMENTS – 99.7%
(Cost $40,502,932)
$ 44,700,958
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
145,739
NET ASSETS – 100.0%
$ 44,846,697
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
May 31, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.6%
Aerospace & Defense – 1.5%
31,930 L3Harris Technologies, Inc. $ 6,092,563
Automobile Components – 1.0%
50,447 Aptiv PLC * 4,179,029
Banks – 7.1%
248,532 Bank of America Corp. 7,577,741
35,438 East West Bancorp, Inc. 2,229,759
84,396 JPMorgan Chase & Co. 13,172,527
48,363 M&T Bank Corp. 6,198,686
29,178,713
Beverages – 1.5%
101,995 Coca-Cola Co. (The) 5,960,588
Biotechnology – 1.9%
75,590 Gilead Sciences, Inc. 5,790,194
19,029 Neurocrine Biosciences, Inc. * 2,218,591
8,008,785
Broadline Retail – 0.9%
24,408 Amazon.com, Inc. * 3,565,765
Capital Markets – 4.5%
10,788 BlackRock, Inc. 8,104,269
71,840 KKR & Co., Inc. 5,448,346
89,211 Nasdaq, Inc. 4,981,542
18,534,157
Chemicals – 3.2%
18,251 Linde PLC 7,551,716
20,381 Sherwin-Williams Co. (The) 5,682,223
13,233,939
Commercial Services & Supplies – 1.4%
20,331 Veralto Corp. * 1,570,570
30,689 Waste Connections, Inc. 4,158,052
5,728,622
Communications Equipment – 0.6%
11,900 Arista Networks, Inc. * 2,614,549
Construction Materials – 1.5%
13,227 Martin Marietta Materials, Inc. 6,145,132
Consumer Finance – 1.5%
37,124 American Express Co. 6,339,665
Consumer Staples Distribution & Retail – 2.4%
62,506 Walmart, Inc. 9,731,559
Containers & Packaging – 1.2%
88,354 Ball Corp. 4,885,093
Diversified Telecommunication Services – 1.7%
181,405 Verizon Communications, Inc. 6,953,254
Electric Utilities – 3.3%
108,732 Exelon Corp. 4,187,269
88,405 NextEra Energy, Inc. 5,172,577
67,487 Xcel Energy, Inc. 4,105,909
13,465,755
Electrical Equipment – 2.0%
35,465 Eaton Corp. PLC 8,075,026
Financial Services – 3.6%
21,395 Berkshire Hathaway, Inc., Class B * 7,702,200
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
69,967 Fidelity National Information
Services, Inc. $ 4,102,865
12,346 Visa, Inc., Class A 3,168,971
14,974,036
Food Products – 1.4%
79,403 Mondelez International, Inc., Class
A 5,642,377
Ground Transportation – 2.3%
26,935 Norfolk Southern Corp. 5,876,139
9,245 Old Dominion Freight Line, Inc. 3,596,860
9,472,999
Health Care Equipment & Supplies – 4.1%
113,643 Boston Scientific Corp. * 6,351,507
13,090 Cooper Cos., Inc. (The) 4,410,283
52,026 Zimmer Biomet Holdings, Inc. 6,051,144
16,812,934
Health Care Providers & Services – 2.1%
124,214 CVS Health Corp. 8,440,341
Household Products – 1.5%
77,987 Colgate-Palmolive Co. 6,143,036
Industrial Conglomerates – 1.9%
64,758 General Electric Co. 7,887,524
Industrial REITs – 1.5%
51,867 Prologis, Inc. REIT 5,961,074
Insurance – 3.1%
46,963 Allstate Corp. (The) 6,474,789
51,008 Globe Life, Inc. 6,280,615
12,755,404
Interactive Media & Services – 1.8%
56,867 Alphabet, Inc., Class A * 7,536,584
Life Sciences Tools & Services – 2.2%
40,896 Danaher Corp. 9,132,486
Machinery – 3.9%
24,176 Caterpillar, Inc. 6,061,407
15,513 Illinois Tool Works, Inc. 3,757,404
67,849 Stanley Black & Decker, Inc. 6,167,474
15,986,285
Media – 0.9%
47,809 Omnicom Group, Inc. 3,854,840
Metals & Mining – 1.4%
156,943 Freeport-McMoRan, Inc. 5,857,113
Multi-Utilities – 1.9%
62,605 Ameren Corp. 4,857,522
53,599 CMS Energy Corp. 3,042,279
7,899,801
Oil, Gas & Consumable Fuels – 6.9%
55,097 Chesapeake Energy Corp. 4,424,840
63,687 EOG Resources, Inc. 7,837,959
155,791 Exxon Mobil Corp. 16,005,968
28,268,767

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Personal Care Products – 1.3%
258,055 Kenvue, Inc. $ 5,274,644
Pharmaceuticals – 4.4%
78,975 AstraZeneca PLC ADR (United
Kingdom) 5,100,995
129,970 Bristol-Myers Squibb Co. 6,417,919
41,706 Johnson & Johnson 6,450,250
17,969,164
Residential REITs – 1.3%
31,107 AvalonBay Communities, Inc. REIT 5,379,645
Semiconductors & Semiconductor Equipment – 4.7%
35,704 Advanced Micro Devices, Inc. * 4,325,897
19,189 Applied Materials, Inc. 2,874,128
4,363 KLA Corp. 2,376,177
102,540 Marvell Technology, Inc. 5,714,554
52,415 Micron Technology, Inc. 3,989,830
19,280,586
Software – 2.9%
54,123 Oracle Corp. 6,289,634
21,590 Salesforce, Inc. * 5,438,521
11,728,155
Specialized REITs – 1.5%
16,187 American Tower Corp. REIT 3,379,522
19,631 Extra Space Storage, Inc. REIT 2,555,367
5,934,889
Specialty Retail – 1.8%
108,223 Foot Locker, Inc. 2,914,445
34,837 Ross Stores, Inc. 4,542,048
7,456,493
Technology Hardware, Storage & Peripherals – 1.6%
88,290 Dell Technologies, Inc., Class C 6,698,562
Textiles, Apparel & Luxury Goods – 1.4%
51,180 NIKE, Inc., Class B 5,643,619
TOTAL COMMON STOCKS
(Cost $340,166,185)
404,683,552
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,481,824 5.259% 3,481,824
(Cost $3,481,824)
TOTAL INVESTMENTS – 99.4%
(Cost $343,648,009)
$ 408,165,376
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.6%
2,346,455
NET ASSETS – 100.0%
$ 410,511,831
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.1%
Aerospace & Defense – 2.2%
41,690 L3Harris Technologies, Inc. $ 7,954,869
116,663 Woodward, Inc. 15,770,504
23,725,373
Banks – 5.1%
293,815 Citizens Financial Group, Inc. 8,012,335
252,968 East West Bancorp, Inc. 15,916,746
142,328 M&T Bank Corp. 18,242,180
182,054 Pinnacle Financial Partners, Inc. 13,211,659
55,382,920
Beverages – 0.9%
155,427 Coca-Cola Europacific Partners PLC
(United Kingdom) 9,425,093
Biotechnology – 0.9%
44,060 Biogen, Inc. * 10,313,565
Broadline Retail – 1.0%
147,116 Etsy, Inc. * 11,152,864
Building Products – 1.9%
104,651 Allegion PLC 11,102,424
45,043 Trane Technologies PLC 10,153,143
21,255,567
Capital Markets – 3.8%
164,139 KKR & Co., Inc. 12,448,302
225,854 Nasdaq, Inc. 12,611,687
156,609 Raymond James Financial, Inc. 16,467,436
41,527,425
Chemicals – 3.7%
208,090 Ashland, Inc. 16,630,553
76,692 Celanese Corp. 10,634,113
93,446 PPG Industries, Inc. 13,268,397
40,533,063
Communications Equipment – 0.7%
23,267 Motorola Solutions, Inc. 7,512,216
Construction Materials – 1.9%
43,422 Martin Marietta Materials, Inc. 20,173,427
Consumer Staples Distribution & Retail – 1.2%
179,288 Grocery Outlet Holding Corp. * 5,057,714
123,230 Performance Food Group Co. * 8,016,112
13,073,826
Containers & Packaging – 2.4%
40,559 Avery Dennison Corp. 7,888,725
321,020 Ball Corp. 17,749,196
25,637,921
Electric Utilities – 3.2%
259,420 Eversource Energy 15,412,142
259,354 FirstEnergy Corp. 9,580,537
154,202 Xcel Energy, Inc. 9,381,650
34,374,329
Electrical Equipment – 2.7%
124,075 AMETEK, Inc. 19,260,162
37,888 Rockwell Automation, Inc. 10,435,871
29,696,033
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.6%
57,952 Keysight Technologies, Inc. * $ 7,875,097
40,469 Zebra Technologies Corp., Class A * 9,590,344
17,465,441
Entertainment – 1.6%
87,577 Electronic Arts, Inc. 12,086,502
475,597 Warner Bros Discovery, Inc. * 4,969,988
17,056,490
Financial Services – 2.7%
359,496 Fidelity National Information
Services, Inc. 21,080,845
118,146 Voya Financial, Inc. 8,448,620
29,529,465
Food Products – 1.7%
213,689 McCormick & Co., Inc. 13,853,458
369,441 Utz Brands, Inc. 4,880,316
18,733,774
Ground Transportation – 0.9%
13,380 Old Dominion Freight Line, Inc. 5,205,623
11,935 Saia, Inc. * 4,659,304
9,864,927
Health Care Equipment & Supplies – 3.3%
45,833 Cooper Cos., Inc. (The) 15,442,055
178,246 Zimmer Biomet Holdings, Inc. 20,731,792
36,173,847
Health Care Providers & Services – 1.4%
74,908 Cencora, Inc. 15,234,040
Health Care REITs – 1.0%
246,990 Ventas, Inc. REIT 11,322,022
Hotels, Restaurants & Leisure – 3.2%
118,230 Royal Caribbean Cruises Ltd. * 12,704,996
115,722 Wyndham Hotels & Resorts, Inc. 8,949,940
107,539 Yum! Brands, Inc. 13,501,521
35,156,457
Household Durables – 1.5%
128,796 Lennar Corp., Class A 16,475,584
Independent Power and Renewable Electricity Producers – 0.8%
484,664 AES Corp. (The) 8,341,067
Industrial REITs – 1.0%
166,140 Americold Realty Trust, Inc. REIT 4,690,132
39,249 EastGroup Properties, Inc. REIT 6,819,514
11,509,646
Insurance – 6.9%
120,771 Allstate Corp. (The) 16,650,698
70,262 American Financial Group, Inc. 8,037,270
145,178 Arch Capital Group Ltd. * 12,149,947
56,527 Arthur J Gallagher & Co. 14,075,223
123,896 Globe Life, Inc. 15,255,314
215,553 Unum Group 9,268,779
75,437,231
Interactive Media & Services – 0.6%
214,931 Match Group, Inc. * 6,959,466

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – 0.7%
7,171 Mettler-Toledo International, Inc. * $ 7,830,230
Machinery – 7.7%
25,015 Chart Industries, Inc. * 3,252,701
55,658 Cummins, Inc. 12,476,297
253,362 Fortive Corp. 17,476,911
41,705 IDEX Corp. 8,411,064
138,793 ITT, Inc. 15,027,118
188,522 Stanley Black & Decker, Inc. 17,136,650
96,148 Xylem, Inc. 10,108,039
83,888,780
Metals & Mining – 2.0%
183,515 Steel Dynamics, Inc. 21,862,142
Multi-Utilities – 3.9%
98,351 Ameren Corp. 7,631,054
211,285 CMS Energy Corp. 11,992,537
321,891 NiSource, Inc. 8,253,285
173,711 WEC Energy Group, Inc. 14,525,714
42,402,590
Office REITs – 1.2%
115,710 Alexandria Real Estate Equities,
Inc. REIT 12,658,674
Oil, Gas & Consumable Fuels – 5.2%
51,054 Cheniere Energy, Inc. 9,299,486
119,563 Chesapeake Energy Corp. 9,602,105
131,042 Devon Energy Corp. 5,892,959
67,050 Diamondback Energy, Inc. 10,353,190
637,748 Marathon Oil Corp. 16,217,932
45,018 Phillips 66 5,802,370
57,168,042
Passenger Airlines – 0.8%
220,157 United Airlines Holdings, Inc. * 8,674,186
Residential REITs – 2.5%
88,518 AvalonBay Communities, Inc. REIT 15,308,303
75,407 Equity LifeStyle Properties, Inc.
REIT 5,361,438
210,754 Invitation Homes, Inc. REIT 7,030,754
27,700,495
Retail REITs – 1.0%
165,853 Regency Centers Corp. REIT 10,412,251
Semiconductors & Semiconductor Equipment – 4.4%
133,795 ARM Holdings PLC ADR * 8,228,393
483,682 Marvell Technology, Inc. 26,955,598
156,206 MKS Instruments, Inc. 12,894,805
48,078,796
Software – 2.1%
30,144 ANSYS, Inc. * 8,843,044
69,428 DocuSign, Inc. * 2,992,347
197,144 Dynatrace, Inc. * 10,557,061
22,392,452
Specialized REITs – 1.9%
64,929 Extra Space Storage, Inc. REIT 8,451,808
421,024 VICI Properties, Inc. REIT 12,584,407
21,036,215
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – 3.9%
41,776 Burlington Stores, Inc. * $ 7,084,792
266,136 Foot Locker, Inc. 7,167,043
18,567 RH * 5,012,533
121,103 Ross Stores, Inc. 15,789,409
17,061 Ulta Beauty, Inc. * 7,267,815
42,321,592
Trading Companies & Distributors – 2.0%
86,328 Fastenal Co. 5,177,090
34,347 United Rentals, Inc. 16,349,859
21,526,949
TOTAL COMMON STOCKS
(Cost $959,313,677)
1,080,996,473
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
8,194,838 5.259% 8,194,838
(Cost $8,194,838)
TOTAL INVESTMENTS – 99.9%
(Cost $967,508,515)
$ 1,089,191,311
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,575,355
NET ASSETS – 100.0%
$ 1,090,766,666
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.7%
Aerospace & Defense – 2.2%
101,439 Ducommun, Inc.* $ 5,110,497
389,316 Kratos Defense & Security
Solutions, Inc.* 7,416,470
97,978 Moog, Inc., Class A 13,717,899
155,047 V2X, Inc.* 6,573,993
32,818,859
Automobile Components – 1.3%
393,965 Adient PLC* 12,685,673
471,464 Goodyear Tire & Rubber Co.
(The)* 6,548,635
19,234,308
Banks – 16.4%
64,734 Amalgamated Financial Corp. 1,359,414
272,993 Ameris Bancorp 11,624,042
551,651 Associated Banc-Corp. 9,786,289
322,321 Atlantic Union Bankshares Corp. 9,853,353
200,723 Banner Corp. 9,060,636
210,847 Community Bank System, Inc. 9,353,173
303,477 ConnectOne Bancorp, Inc. 5,966,358
448,076 CVB Financial Corp. 8,011,599
608,163 Eastern Bankshares, Inc. 7,273,629
240,198 FB Financial Corp. 8,061,045
252,068 First Financial Bankshares, Inc. 6,616,785
252,075 First Merchants Corp. 7,731,140
145,888 German American Bancorp, Inc. 4,204,492
230,490 Glacier Bancorp, Inc. 7,751,379
305,719 Hancock Whitney Corp. 12,610,909
210,328 Heritage Financial Corp. 3,748,045
360,467 Home BancShares, Inc. 7,995,158
102,648 Independent Bank Corp. 5,852,989
136,455 Lakeland Financial Corp. 7,580,075
196,867 NBT Bancorp, Inc. 6,994,684
349,086 OceanFirst Financial Corp. 4,838,332
202,336 Origin Bancorp, Inc. 6,428,215
456,247 Pacific Premier Bancorp, Inc. 10,274,682
147,695 Pinnacle Financial Partners, Inc. 10,718,226
239,368 Renasant Corp. 6,520,384
176,913 SouthState Corp. 13,100,408
138,023 Stock Yards Bancorp, Inc. 6,089,575
248,488 Towne Bank 6,525,295
213,493 TriCo Bancshares 7,348,429
405,138 United Community Banks, Inc. 9,986,652
205,770 WaFd, Inc. 5,500,232
238,765,624
Beverages – 0.6%
650,937 Primo Water Corp. 9,353,965
Biotechnology – 1.6%
116,721 Agios Pharmaceuticals, Inc.* 2,594,708
170,431 Alkermes PLC* 4,114,204
92,885 Intellia Therapeutics, Inc.* 2,752,183
328,406 Myriad Genetics, Inc.* 6,269,271
150,530 Relay Therapeutics, Inc.* 1,190,692
235,317 Veracyte, Inc.* 6,024,115
22,945,173
Broadline Retail – 0.5%
51,983 Ollie's Bargain Outlet Holdings,
Inc.* 3,808,795
Shares Description Value
aa
Common Stocks – (continued)
Broadline Retail – (continued)
197,263 Savers Value Village, Inc.*
(a)
$ 2,968,808
6,777,603
Building Products – 2.9%
946,712 Hayward Holdings, Inc.* 11,161,734
153,982 UFP Industries, Inc. 16,881,047
509,899 Zurn Elkay Water Solutions
Corp. 15,011,427
43,054,208
Capital Markets – 1.3%
259,851 P10, Inc., Class A 2,650,480
54,913 Piper Sandler Cos. 8,496,688
54,053 PJT Partners, Inc., Class A 4,868,013
59,030 Stifel Financial Corp. 3,602,011
19,617,192
Chemicals – 2.4%
123,162 Ashland, Inc. 9,843,107
315,844 Avient Corp. 10,849,241
398,415 Element Solutions, Inc. 8,350,779
106,200 Minerals Technologies, Inc. 6,652,368
35,695,495
Communications Equipment – 0.2%
346,348 Viavi Solutions, Inc.* 2,798,492
Construction & Engineering – 2.0%
209,648 Arcosa, Inc. 15,555,882
146,046 Fluor Corp.* 5,554,129
173,394 Granite Construction, Inc. 7,967,454
29,077,465
Construction Materials – 1.2%
157,447 Knife River Corp.* 9,396,437
235,791 Summit Materials, Inc., Class A* 8,179,590
17,576,027
Consumer Finance – 0.6%
74,157 FirstCash Holdings, Inc. 8,305,584
Containers & Packaging – 0.2%
38,958 Greif, Inc., Class A 2,723,164
Diversified Consumer Services – 0.8%
196,667 Adtalem Global Education, Inc.* 11,204,119
Electric Utilities – 2.1%
78,377 IDACORP, Inc. 7,563,381
127,954 MGE Energy, Inc. 9,436,607
327,251 Portland General Electric Co. 13,436,926
30,436,914
Electronic Equipment, Instruments & Components – 2.7%
123,685 CTS Corp. 4,792,794
128,366 Itron, Inc.* 8,649,301
637,954 Knowles Corp.* 10,124,330
38,184 Rogers Corp.* 4,941,010
147,201 Sanmina Corp.* 7,376,242
240,914 TTM Technologies, Inc.* 3,616,119
39,499,796
Energy Equipment & Services – 2.0%
390,112 Liberty Energy, Inc. 7,743,723
173,069 Noble Corp. PLC 7,985,404

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy Equipment & Services – (continued)
685,025 Patterson-UTI Energy, Inc. $ 8,021,643
81,715 Tidewater, Inc.* 4,909,437
28,660,207
Financial Services – 2.8%
53,007 Alerus Financial Corp. 968,438
780,422 MGIC Investment Corp. 13,727,623
176,367 Mr Cooper Group, Inc.* 10,673,731
283,869 NMI Holdings, Inc., Class A* 7,806,397
88,341 Walker & Dunlop, Inc. 7,422,411
40,598,600
Food Products – 1.4%
180,652 Simply Good Foods Co. (The)* 6,998,458
209,419 TreeHouse Foods, Inc.* 8,525,448
368,971 Utz Brands, Inc. 4,874,107
20,398,013
Gas Utilities – 1.4%
96,935 Chesapeake Utilities Corp. 9,266,986
191,889 ONE Gas, Inc. 11,058,563
20,325,549
Ground Transportation – 0.6%
46,509 ArcBest Corp. 5,543,408
8,662 Saia, Inc.* 3,381,558
8,924,966
Health Care Equipment & Supplies – 3.2%
271,704 Avanos Medical, Inc.* 5,855,221
73,746 CONMED Corp. 7,910,733
186,634 Enovis Corp.* 9,230,918
159,313 LivaNova PLC* 7,145,188
394,018 Neogen Corp.* 6,686,486
139,149 Nevro Corp.* 2,410,061
101,248 QuidelOrtho Corp.* 6,958,775
46,197,382
Health Care Providers & Services – 1.4%
85,844 Acadia Healthcare Co., Inc.* 6,265,754
779,410 NeoGenomics, Inc.* 14,161,880
20,427,634
Health Care REITs – 1.0%
1,318,335 Physicians Realty Trust REIT 15,398,153
Health Care Technology – 0.5%
288,004 Health Catalyst, Inc.* 2,067,869
472,559 Veradigm, Inc.* 5,424,977
7,492,846
Hotel & Resort REITs – 2.8%
536,343 Apple Hospitality REIT, Inc.
REIT 8,940,838
567,400 Pebblebrook Hotel Trust REIT 7,234,350
1,181,331 RLJ Lodging Trust REIT 12,628,428
122,618 Ryman Hospitality Properties,
Inc. REIT 12,304,716
41,108,332
Hotels, Restaurants & Leisure – 2.8%
182,480 Boyd Gaming Corp. 10,775,444
402,314 Everi Holdings, Inc.* 4,204,181
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
319,827 International Game Technology
PLC $ 8,548,976
197,136 SeaWorld Entertainment, Inc.* 9,639,951
91,195 Wyndham Hotels & Resorts, Inc. 7,053,021
40,221,573
Household Durables – 2.9%
133,062 Century Communities, Inc. 9,599,093
74,280 Helen of Troy Ltd.* 7,801,628
44,141 Installed Building Products, Inc. 6,643,662
133,000 Meritage Homes Corp. 18,792,900
42,837,283
Industrial REITs – 2.0%
359,853 STAG Industrial, Inc. REIT 12,900,730
273,945 Terreno Realty Corp. REIT 15,644,999
28,545,729
Insurance – 2.9%
70,987 AMERISAFE, Inc. 3,418,734
295,049 CNO Financial Group, Inc. 7,818,798
37,729 Enstar Group Ltd.* 10,361,893
33,440 RLI Corp. 4,534,464
103,108 Selective Insurance Group, Inc. 10,485,052
165,621 Skyward Specialty Insurance
Group, Inc.* 5,415,807
42,034,748
Interactive Media & Services – 0.2%
164,501 Bumble, Inc., Class A* 2,279,984
Leisure Products – 0.3%
338,848 Topgolf Callaway Brands Corp.* 4,154,276
Life Sciences Tools & Services – 0.1%
141,652 Pacific Biosciences of California,
Inc.* 1,201,209
Machinery – 5.3%
46,826 Chart Industries, Inc.* 6,088,785
141,601 Columbus McKinnon Corp. 4,944,707
116,934 Crane Co. 12,357,585
82,828 Enpro Industries, Inc. 10,637,600
127,833 ESCO Technologies, Inc. 13,419,908
89,106 Federal Signal Corp. 6,142,968
200,095 SPX Technologies, Inc.* 17,070,104
55,330 Standex International Corp. 7,404,261
78,065,918
Media – 0.9%
642,927 Entravision Communications
Corp., Class A 2,552,420
38,064 Nexstar Media Group, Inc. 5,402,424
313,367 TEGNA, Inc. 4,803,916
12,758,760
Metals & Mining – 2.7%
51,089 Arch Resources, Inc. 8,478,730
206,878 ATI, Inc.* 9,092,288
225,529 Commercial Metals Co. 10,223,230
518,122 Constellium SE* 9,015,323
93,832 Ryerson Holding Corp. 2,905,977
39,715,548

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 1.4%
687,286 Ladder Capital Corp. REIT $ 7,704,476
531,624 PennyMac Mortgage Investment
Trust REIT 7,464,001
815,574 TPG RE Finance Trust, Inc.
REIT 4,820,042
19,988,519
Oil, Gas & Consumable Fuels – 7.4%
165,450 Antero Resources Corp.* 3,909,584
93,480 Chord Energy Corp. 15,156,847
148,112 Civitas Resources, Inc. 10,173,813
598,138 DHT Holdings, Inc. 5,957,454
243,521 Golar LNG Ltd. (Cameroon) 5,243,007
58,455 Green Plains, Inc.* 1,454,360
26,088 Gulfport Energy Corp.* 3,575,100
116,502 Matador Resources Co. 6,743,136
297,708 Murphy Oil Corp. 12,732,971
248,477 PBF Energy, Inc., Class A 11,032,379
275,914 Peabody Energy Corp. 6,577,790
743,324 Permian Resources Corp. 9,767,277
100,848 Scorpio Tankers, Inc. (Monaco) 5,535,547
270,802 SM Energy Co. 10,141,535
108,000,800
Passenger Airlines – 0.3%
345,313 JetBlue Airways Corp.* 1,526,283
211,317 Spirit Airlines, Inc. 3,131,718
4,658,001
Professional Services – 2.1%
847,018 Alight, Inc., Class A* 6,479,688
183,969 ASGN, Inc.* 16,417,393
56,620 ICF International, Inc. 7,923,969
30,821,050
Real Estate Management & Development – 0.5%
633,392 Kennedy-Wilson Holdings, Inc. 7,188,999
Retail REITs – 2.3%
957,007 Acadia Realty Trust REIT 14,469,946
1,395,107 SITE Centers Corp. REIT 18,401,461
32,871,407
Semiconductors & Semiconductor Equipment – 2.6%
355,233 Amkor Technology, Inc. 10,006,914
243,117 Cohu, Inc.* 7,714,102
69,044 MACOM Technology Solutions
Holdings, Inc.* 5,798,315
43,454 Onto Innovation, Inc.* 6,127,449
323,828 Semtech Corp.* 5,301,064
34,043 Synaptics, Inc.* 3,446,513
38,394,357
Software – 1.3%
187,050 LiveRamp Holdings, Inc.* 6,202,578
149,033 Smartsheet, Inc., Class A* 6,316,019
170,342 Tenable Holdings, Inc.* 7,050,455
19,569,052
Specialty Retail – 2.6%
87,191 Academy Sports & Outdoors,
Inc. 4,435,406
44,745 Asbury Automotive Group, Inc.* 9,388,396
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
55,349 Boot Barn Holdings, Inc.* $ 4,055,975
216,339 Foot Locker, Inc. 5,826,009
36,085 Group 1 Automotive, Inc. 10,179,578
54,810 Signet Jewelers Ltd. 4,504,286
38,389,650
Textiles, Apparel & Luxury Goods – 0.6%
35,723 Crocs, Inc.* 3,772,706
82,543 Kontoor Brands, Inc. 4,537,389
8,310,095
Trading Companies & Distributors – 1.2%
90,971 Beacon Roofing Supply, Inc.* 7,310,430
82,987 Herc Holdings, Inc. 10,262,172
17,572,602
Wireless Telecommunication Services – 0.2%
150,302 Telephone and Data Systems,
Inc. 2,960,949
TOTAL COMMON STOCKS
(Cost $1,164,662,421)
1,439,956,179
a
Exchange-Traded Fund – 0.6%
65,782 iShares Russell 2000 Value ETF
(Cost $8,404,512)
9,141,725
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
8,269,392 5.259% 8,269,392
(Cost $8,269,392)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,181,336,325)
1,457,367,296
a
Securities Lending Reinvestment Vehicle – 0.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,736,025 5.259% 2,736,025
(Cost $2,736,025)
TOTAL INVESTMENTS – 100.1%
(Cost $1,184,072,350)
$ 1,460,103,321
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(1,652,400)
NET ASSETS – 100.0%
$ 1,458,450,921
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Aerospace & Defense – 2.3%
11,104 Curtiss-Wright Corp. $ 2,375,146
13,304 Hexcel Corp. 922,100
3,297,246
Automobile Components – 1.1%
20,395 Adient PLC * 656,719
9,164 Autoliv, Inc. (Sweden) 949,574
1,606,293
Banks – 9.0%
51,100 Associated Banc-Corp. 906,514
21,872 Commerce Bancshares, Inc. 1,106,067
13,437 Cullen/Frost Bankers, Inc. 1,320,723
22,561 East West Bancorp, Inc. 1,419,538
24,378 First Financial Bankshares, Inc. 639,923
21,561 Glacier Bancorp, Inc. 725,096
24,625 Hancock Whitney Corp. 1,015,781
17,712 Pinnacle Financial Partners, Inc. 1,285,360
17,038 Prosperity Bancshares, Inc. 1,027,562
15,506 SouthState Corp. 1,148,219
28,577 United Community Banks, Inc. 704,423
16,526 WaFd, Inc. 441,740
14,668 Wintrust Financial Corp. 1,256,608
12,997,554
Biotechnology – 0.6%
6,578 Exact Sciences Corp. * 420,992
1,886 United Therapeutics Corp. * 452,640
873,632
Broadline Retail – 0.9%
29,955 Macy’s, Inc. 475,086
11,237 Ollie's Bargain Outlet Holdings,
Inc. * 823,335
1,298,421
Building Products – 1.6%
8,046 Advanced Drainage Systems, Inc. 974,451
42,939 Zurn Elkay Water Solutions Corp. 1,264,124
2,238,575
Capital Markets – 3.1%
7,633 Cboe Global Markets, Inc. 1,390,656
6,261 Evercore, Inc., Class A 923,811
28,778 Jefferies Financial Group, Inc. 1,019,892
18,450 Stifel Financial Corp. 1,125,819
4,460,178
Chemicals – 2.0%
17,253 Ashland, Inc. 1,378,860
19,382 Chemours Co. (The) 531,648
8,703 RPM International, Inc. 895,800
2,806,308
Commercial Services & Supplies – 1.6%
48,846 GFL Environmental, Inc. (Canada) 1,401,880
6,128 Tetra Tech, Inc. 969,143
2,371,023
Communications Equipment – 1.6%
42,795 Ciena Corp. * 1,962,151
Shares Description Value
aa
Common Stocks – (continued)
Communications Equipment – (continued)
34,640 Viavi Solutions, Inc. * $ 279,891
2,242,042
Construction & Engineering – 2.3%
24,642 AECOM 2,189,688
15,836 Arcosa, Inc. 1,175,031
3,364,719
Consumer Finance – 1.0%
6,386 FirstCash Holdings, Inc. 715,232
15,640 OneMain Holdings, Inc. 661,572
1,376,804
Consumer Staples Distribution & Retail – 1.4%
9,275 Albertsons Cos., Inc., Class A 201,917
13,062 BJ's Wholesale Club Holdings,
Inc. * 843,544
15,628 Performance Food Group Co. * 1,016,601
2,062,062
Containers & Packaging – 1.3%
12,724 Crown Holdings, Inc. 1,094,391
35,582 Graphic Packaging Holding Co. 806,644
1,901,035
Divesified Telecommunication – –%
3,739 GCI Liberty Inc., Class A *
(a)
—
Electric Utilities – 2.2%
17,607 Alliant Energy Corp. 890,386
12,736 IDACORP, Inc. 1,229,024
23,645 Portland General Electric Co. 970,864
3,090,274
Electrical Equipment – 3.0%
4,687 Hubbell, Inc. 1,406,100
24,711 nVent Electric PLC 1,315,861
13,368 Regal Rexnord Corp. 1,601,486
4,323,447
Electronic Equipment, Instruments & Components – 2.3%
19,846 Cognex Corp. 748,194
10,829 Itron, Inc. * 729,658
5,020 Littelfuse, Inc. 1,168,656
5,648 Rogers Corp. * 730,851
3,377,359
Energy Equipment & Services – 0.7%
11,644 Noble Corp. PLC 537,254
44,936 Patterson-UTI Energy, Inc. 526,201
1,063,455
Entertainment – 0.1%
4,167 Liberty Media Corp.-Liberty Live,
Class C * 142,720
Financial Services – 2.1%
4,095 Jack Henry & Associates, Inc. 649,836
62,595 MGIC Investment Corp. 1,101,046
14,709 NMI Holdings, Inc., Class A * 404,498
12,637 Voya Financial, Inc. 903,672
3,059,052

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Food Products – 1.4%
16,242 Darling Ingredients, Inc. * $ 712,536
18,924 Simply Good Foods Co. (The) * 733,116
15,504 TreeHouse Foods, Inc. * 631,168
2,076,820
Gas Utilities – 0.7%
16,512 ONE Gas, Inc. 951,587
Ground Transportation – 1.9%
4,720 ArcBest Corp. 562,577
5,493 Saia, Inc. * 2,144,412
2,706,989
Health Care Equipment & Supplies – 2.4%
5,837 CONMED Corp. 626,135
29,363 DENTSPLY SIRONA, Inc. 932,275
21,318 Enovis Corp. * 1,054,388
12,041 QuidelOrtho Corp. * 827,578
3,440,376
Health Care Providers & Services – 2.3%
16,035 Acadia Healthcare Co., Inc. * 1,170,395
41,386 NeoGenomics, Inc. * 751,983
21,525 Tenet Healthcare Corp. * 1,485,440
3,407,818
Health Care REITs – 0.8%
79,397 Healthcare Realty Trust, Inc. REIT 1,212,392
Hotel & Resort REITs – 1.7%
104,789 RLJ Lodging Trust REIT 1,120,194
12,622 Ryman Hospitality Properties, Inc.
REIT 1,266,618
2,386,812
Hotels, Restaurants & Leisure – 3.2%
20,988 Boyd Gaming Corp. 1,239,342
11,891 Hyatt Hotels Corp., Class A 1,364,611
23,901 SeaWorld Entertainment, Inc. * 1,168,759
11,509 Wyndham Hotels & Resorts, Inc. 890,106
4,662,818
Household Durables – 2.5%
9,838 Meritage Homes Corp. 1,390,109
13,573 PulteGroup, Inc. 1,200,125
3,544 TopBuild Corp. * 1,048,244
3,638,478
Industrial REITs – 2.0%
42,249 Americold Realty Trust, Inc. REIT 1,192,689
29,366 Terreno Realty Corp. REIT 1,677,092
2,869,781
Insurance – 4.3%
11,013 American Financial Group, Inc. 1,259,777
15,262 Brown & Brown, Inc. 1,140,682
21,979 CNO Financial Group, Inc. 582,443
11,784 Globe Life, Inc. 1,450,964
14,314 Ryan Specialty Holdings, Inc. * 656,583
10,804 Selective Insurance Group, Inc. 1,098,659
6,189,108
Interactive Media & Services – 0.2%
6,709 IAC, Inc. * 320,891
Shares Description Value
aa
Common Stocks – (continued)
Leisure Products – 1.1%
5,728 Brunswick Corp. $ 451,767
30,936 Mattel, Inc. * 587,784
40,329 Topgolf Callaway Brands Corp. * 494,434
1,533,985
Life Sciences Tools & Services – 0.8%
10,319 Bruker Corp. 671,664
2,855 Repligen Corp. * 448,949
1,120,613
Machinery – 5.6%
5,613 Chart Industries, Inc. * 729,859
14,986 Crane Co. 1,583,721
10,427 ITT, Inc. 1,128,931
19,563 Pentair PLC 1,262,596
18,678 SPX Technologies, Inc. * 1,593,420
23,368 Timken Co. (The) 1,691,843
7,990,370
Media – 1.2%
16,668 Liberty Media Corp.-Liberty
SiriusXM * 449,870
6,327 Nexstar Media Group, Inc. 897,991
20,207 TEGNA, Inc. 309,773
1,657,634
Metals & Mining – 3.4%
8,470 Alcoa Corp. 227,504
29,865 ATI, Inc. * 1,312,567
29,852 Commercial Metals Co. 1,353,191
6,736 Royal Gold, Inc. 820,445
10,436 Steel Dynamics, Inc. 1,243,241
4,956,948
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
47,503 PennyMac Mortgage Investment
Trust REIT 666,942
Oil, Gas & Consumable Fuels – 5.1%
5,948 Chord Energy Corp. 964,409
26,520 EQT Corp. 1,059,739
14,610 HF Sinclair Corp. 766,733
41,244 Marathon Oil Corp. 1,048,835
55,083 Range Resources Corp. 1,790,197
18,970 Targa Resources Corp. 1,715,837
7,345,750
Passenger Airlines – 0.2%
23,912 Spirit Airlines, Inc. 354,376
Pharmaceuticals – 0.4%
15,319 Catalent, Inc. * 595,143
Professional Services – 3.6%
56,937 Alight, Inc., Class A * 435,568
16,797 ASGN, Inc. * 1,498,964
3,053 CACI International, Inc., Class A * 979,860
36,595 KBR, Inc. 1,890,864
2,399 Paylocity Holding Corp. * 375,852
5,181,108
Real Estate Management & Development – 0.4%
50,387 Kennedy-Wilson Holdings, Inc. 571,892

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – 1.1%
42,226 American Homes 4 Rent, Class A
REIT $ 1,531,537
Retail REITs – 2.2%
31,766 Regency Centers Corp. REIT 1,994,270
85,899 SITE Centers Corp. REIT 1,133,008
3,127,278
Semiconductors & Semiconductor Equipment – 2.9%
15,261 Entegris, Inc. 1,593,248
20,243 MKS Instruments, Inc. 1,671,060
34,131 Semtech Corp. * 558,724
7,717 Wolfspeed, Inc. * 284,449
4,107,481
Software – 1.7%
4,502 BILL Holdings, Inc. * 294,746
6,935 Procore Technologies, Inc. * 409,789
16,664 Smartsheet, Inc., Class A * 706,220
15,834 Tenable Holdings, Inc. * 655,369
18,341 UiPath, Inc., Class A * 362,418
2,428,542
Specialized REITs – 1.0%
35,336 CubeSmart REIT 1,404,959
Specialty Retail – 2.0%
10,686 Academy Sports & Outdoors, Inc. 543,597
3,842 AutoNation, Inc. * 519,707
20,449 Foot Locker, Inc. 550,692
4,489 Group 1 Automotive, Inc. 1,266,347
2,880,343
Textiles, Apparel & Luxury Goods – 0.5%
1,141 Deckers Outdoor Corp. * 757,590
Trading Companies & Distributors – 1.9%
47,245 Core & Main, Inc., Class A * 1,654,992
9,021 Herc Holdings, Inc. 1,115,537
2,770,529
TOTAL COMMON STOCKS
(Cost $127,078,366)
142,799,089
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
795,665 5.259% 795,665
(Cost $795,665)
TOTAL INVESTMENTS – 99.8%
(Cost $127,874,031)
$ 143,594,754
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
251,727
NET ASSETS – 100.0%
$ 143,846,481
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-today responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2023:
Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,394,160 $ — $ —
Europe 20,181,394 — —
North America 357,402,963 — —
Oceania 5,146,376 — —
Investment Company 177,384 — —
Securities Lending Reinvestment Vehicle 194,775 — —
Total
$ 385,497,052 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Focused Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 44,316,647 $ — $ —
Investment Company 384,311 — —
Total
$ 44,700,958 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
€ 1.00 € 1.00 € 1.00
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 5,100,995 $ — $ —
North America 399,582,557 — —
Investment Company 3,481,824 — —
Total
$ 408,165,376 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 9,425,093 $ — $ —
North America 1,071,571,380 — —
Investment Company 8,194,838 — —
Total
$ 1,089,191,311 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Small Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 5,243,007 $ — $ —
Europe 5,535,547 — —
North America 1,429,177,625 — —
Exchange-Traded Fund 9,141,725 — —
Investment Company 8,269,392 — —
Securities Lending Reinvestment Vehicle 2,736,025 — —
Total
$ 1,460,103,321 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Small/Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 949,574 $ — $ —
North America 141,849,515 — —
Investment Company 795,665 — —
Total
$ 143,594,754 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market
Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Investment Style Risk
—
Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk
—
Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
REIT Risk
—
Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)